4. Accounts Payable and Accrued Liabilities: Schedule of Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2017
Tables/Schedules
Schedule of Accounts Payable and Accrued Liabilities

	As at March 31, 2017	As at March 31, 2016	As at December 31, 2016	As at December 31, 2015
	$	$	$	$
Trade accounts payable	866,188	295,203	823,595	274,055
Accrued liabilities	271,266	168,125	337,400	139,218
Advances from investors	-	-	155,000	-
Due from related parties	-	53,606	-	-
	1,137,454	516,934	1,315,995	413,273